Basis of Presentation and General Information, Toro Subsidiaries (Details) $ in Thousands		12 Months Ended
	Mar. 07, 2023 t	Dec. 31, 2022 t	May 09, 2022 USD ($)
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
M/T Wonder Polaris [Member]
Subsidiaries in Consolidation [Abstract]
DWT		115,351
Year built		2005
Delivery date to vessel owning company		Mar. 11, 2021
M/T Wonder Sirius [Member]
Subsidiaries in Consolidation [Abstract]
DWT		115,341
Year built		2005
Delivery date to vessel owning company		Mar. 22, 2021
M/T Wonder Vega [Member]
Subsidiaries in Consolidation [Abstract]
DWT		106,062
Year built		2005
Delivery date to vessel owning company		May 21, 2021
M/T Wonder Avior [Member]
Subsidiaries in Consolidation [Abstract]
DWT		106,162
Year built		2004
Delivery date to vessel owning company		May 27, 2021
M/T Wonder Arcturus [Member]
Subsidiaries in Consolidation [Abstract]
DWT		106,149
Year built		2002
Delivery date to vessel owning company		May 31, 2021
Sale price | $			$ 13,150
M/T Wonder Mimosa [Member]
Subsidiaries in Consolidation [Abstract]
DWT		36,718
Year built		2006
Delivery date to vessel owning company		May 31, 2021
M/T Wonder Musica [Member]
Subsidiaries in Consolidation [Abstract]
DWT		106,290
Year built		2004
Delivery date to vessel owning company		Jun. 15, 2021
M/T Wonder Formosa [Member]
Subsidiaries in Consolidation [Abstract]
DWT		36,660
Year built		2006
Delivery date to vessel owning company		Jun. 22, 2021
M/T Wonder Bellatrix [Member]
Subsidiaries in Consolidation [Abstract]
DWT		115,341
Year built		2006
Delivery date to vessel owning company		Dec. 23, 2021
Rocket Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Jan. 13, 2021
Vessel name		M/T Wonder Polaris
Gamora Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Jan. 13, 2021
Vessel name		M/T Wonder Sirius
Starlord Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Apr. 15, 2021
Vessel name		M/T Wonder Vega
Hawkeye Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Apr. 27, 2021
Vessel name		M/T Wonder Avior
Elektra Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Apr. 27, 2021
Vessel name		M/T Wonder Arcturus(1)
Vision Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Apr. 27, 2021
Vessel name		M/T Wonder Mimosa
Colossus Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Apr. 27, 2021
Vessel name		M/T Wonder Musica
Xavier Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Apr. 27, 2021
Vessel name		M/T Wonder Formosa
Drax Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Nov. 22, 2021
Vessel name		M/T Wonder Bellatrix
Toro Corp. [Member] | Subsequent Event [Member] | M/T Wonder Polaris [Member]
Subsidiaries in Consolidation [Abstract]
Vessel type	Aframax LR2
DWT	115,351
Year built	2005
Delivery date to vessel owning company	Mar. 11, 2021
Toro Corp. [Member] | Subsequent Event [Member] | M/T Wonder Sirius [Member]
Subsidiaries in Consolidation [Abstract]
Vessel type	Aframax LR2
DWT	115,341
Year built	2005
Delivery date to vessel owning company	Mar. 22, 2021
Toro Corp. [Member] | Subsequent Event [Member] | M/T Wonder Vega [Member]
Subsidiaries in Consolidation [Abstract]
Vessel type	Aframax
DWT	106,062
Year built	2005
Delivery date to vessel owning company	May 21, 2021
Toro Corp. [Member] | Subsequent Event [Member] | M/T Wonder Avior [Member]
Subsidiaries in Consolidation [Abstract]
Vessel type	Aframax LR2
DWT	106,162
Year built	2004
Delivery date to vessel owning company	May 27, 2021
Toro Corp. [Member] | Subsequent Event [Member] | M/T Wonder Mimosa [Member]
Subsidiaries in Consolidation [Abstract]
Vessel type	Handysize
DWT	36,718
Year built	2006
Delivery date to vessel owning company	May 31, 2021
Toro Corp. [Member] | Subsequent Event [Member] | M/T Wonder Musica [Member]
Subsidiaries in Consolidation [Abstract]
Vessel type	Aframax LR2
DWT	106,290
Year built	2004
Delivery date to vessel owning company	Jun. 15, 2021
Toro Corp. [Member] | Subsequent Event [Member] | M/T Wonder Formosa [Member]
Subsidiaries in Consolidation [Abstract]
Vessel type	Handysize
DWT	36,660
Year built	2006
Delivery date to vessel owning company	Jun. 22, 2021
Toro Corp. [Member] | Subsequent Event [Member] | M/T Wonder Bellatrix [Member]
Subsidiaries in Consolidation [Abstract]
Vessel type	Aframax LR2
DWT	115,341
Year built	2006
Delivery date to vessel owning company	Dec. 23, 2021
Toro Corp. [Member] | Rocket Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Jan. 13, 2021
Toro Corp. [Member] | Rocket Shipping Co. [Member] | Subsequent Event [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/T Wonder Polaris
Toro Corp. [Member] | Gamora Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Jan. 13, 2021
Toro Corp. [Member] | Gamora Shipping Co. [Member] | Subsequent Event [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/T Wonder Sirius
Toro Corp. [Member] | Starlord Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Apr. 15, 2021
Toro Corp. [Member] | Starlord Shipping Co. [Member] | Subsequent Event [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/T Wonder Vega
Toro Corp. [Member] | Hawkeye Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Apr. 27, 2021
Toro Corp. [Member] | Hawkeye Shipping Co. [Member] | Subsequent Event [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/T Wonder Avior
Toro Corp. [Member] | Elektra Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Apr. 27, 2021
Toro Corp. [Member] | Vision Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Apr. 27, 2021
Toro Corp. [Member] | Vision Shipping Co. [Member] | Subsequent Event [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/T Wonder Mimosa
Toro Corp. [Member] | Colossus Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Apr. 27, 2021
Toro Corp. [Member] | Colossus Shipping Co. [Member] | Subsequent Event [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/T Wonder Musica
Toro Corp. [Member] | Xavier Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Apr. 27, 2021
Toro Corp. [Member] | Xavier Shipping Co. [Member] | Subsequent Event [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/T Wonder Formosa
Toro Corp. [Member] | Drax Shipping Co. [Member]
Subsidiaries in Consolidation [Abstract]
Country of incorporation		1T
Date of incorporation		Nov. 22, 2021
Toro Corp. [Member] | Drax Shipping Co. [Member] | Subsequent Event [Member]
Subsidiaries in Consolidation [Abstract]
Vessel name	M/T Wonder Bellatrix